CONSOLIDATED BALANCE SHEETS (Parenthetical) - ¥ / shares	Dec. 31, 2024	Dec. 31, 2023
Common Class A [Member]
Common stock, par value	¥ 0.2	¥ 0.2
Common stock, shares authorized	800,000,000	800,000,000
Ordinary stock, shares issued	13,136,546	258,033
Ordinary stock, shares outstanding	13,136,546	258,033
Common Class B [Member]
Common stock, par value	¥ 0.2	¥ 0.2
Common stock, shares authorized	200,000,000	200,000,000
Ordinary stock, shares issued	10,000,000	0
Ordinary stock, shares outstanding	10,000,000	0